Note 21 - Leases	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
2 1 .	Leases

We lease office space in Ohio under an operating lease that expires in
October 2022.
Beginning in
March 2017,
we also lease office space in New Jersey under an operating lease that expires in
March 2018.

As of
December 31, 2016,
the future minimum lease payments for the years ending
December 31
are as follows:

Operating Leases
2017	$277,946
2018	284,246
2019	290,734
2020	297,405
2021	304,201
Thereafter	253,339
Total	$1,707,871

Total rental expense was
$187,000,
$217,000
and
$357,000
for the years ended
December 31, 2016,
2015
and
2014,
respectively.